Registration Nos. 333-190593
                                    811-22878

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 17	☒

(Check appropriate box or boxes)

Rx Funds Trust

(Exact Name of Registrant as Specified in Charter)

1345 AVENUE OF THE AMERICAS, 2nd FLOOR
NEW YORK, NY 10105

(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3490

JOHN PILEGGI, PRESIDENT AND CHIEF EXECUTIVE OFFICER

1345 AVENUE OF THE AMERICAS, 2nd FLOOR

NEW YORK, NY 10105

(Name and Address of Agent for Service)

COPIES TO:

JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☑ on May 21, 2016 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing of Post-Effective Amendment No. 15 is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 04 to its Registration Statement until May 21, 2016. Parts A, B and C of Registrant’s Post-Effective Amendment No. 04 under the Securities Act of 1933 filed on July 23, 2015 (accession number 0001581466-15-000099) are incorporated by reference herein.

This Post-Effective Amendment No. 15 relates solely to the Rx Dynamic Growth Fund, the Rx Dynamic Total Return Fund and the Rx Non Traditional Fund, each a series of Rx Funds Trust (the “Trust”). Three other series of the Trust that were filed with Post-Effective Amendment No. 04, the Rx Traditional Equity Fund, the Rx Tactical Rotation Fund and the Rx Fundamental Growth Fund, were requested to be withdrawn from registration on August 6, 2015.

This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 21st day of April, 2016.

RX FUNDS TRUST (Registrant)

By: /s/ John J. Pileggi

John J. Pileggi, President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ John J. Pileggi	President and Chief Executive Officer	April 21, 2016
John J. Pileggi

/s/ Terrance P. Gallagher	Treasurer and Principal Accounting Officer	April 21, 2016
Terrance P. Gallagher

/s/ Thaddeus Leszczynski	Secretary	April 21, 2016
Thaddeus Leszczynski

/s/ Jeffrey Haas*	Chairman of the Board and Trustee	April 21, 2016
Jeffrey Haas

/s/ George Mileusnic*	Trustee	April 21, 2016
George Mileusnic

/s/ Darlene DeRemer*	Trustee	April 21, 2016
Darlene DeRemer

/s/ Peter Ochs*	Trustee	April 21, 2016
Peter Ochs

/s/ Thomas Kice*	Trustee	April 21, 2016
Thomas Kice

*By: /s/ Eric M. Rubin

Eric M. Rubin, Attorney-in-Fact pursuant to Power of Attorney Filed Herewith.